STATEMENTS OF CONSOLIDATED OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Jul. 02, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Revenues:
Operating revenues - affiliate	$ 34,386				$ 24,234								$ 106,180		$ 86,556	$ 74,028
Operating revenues - third party	9,979				6,769								30,730		23,057	17,572
Total operating revenues	44,365	41,790	34,452	29,665	31,003	30,388	27,420	25,179	26,626				136,910		109,613	91,600
Operating expenses:
Operating and maintenance	6,632				7,024								29,405		26,221	24,300
Selling, general and administrative	4,248				4,549								16,575		17,302	18,477
Depreciation and amortization	7,348				3,038								20,239		11,470	10,886
Total operating expenses	18,228				14,611								66,219		54,993	53,663
Operating income	26,137	24,003	14,297	15,999	16,392	16,785	14,007	8,732	15,096				70,691		54,620	37,937
Other income, net	297				2,471								7,701		3,826	498
Interest expense, net	4,204				1,539								9,955		5,050	5,164
Income before income taxes	22,230				17,324								68,437		53,396	33,271
Income tax expense					6,201								13,131		20,807	14,030
Net income	22,230	20,160	12,011	12,012	11,123	10,633	8,381	4,940	8,635	32,060		23,246	55,306		32,589	19,241
Calculation of Limited Partner Interest in Net Income:
Net income	22,230	20,160	12,011	12,012	11,123	10,633	8,381	4,940	8,635	32,060		23,246	55,306		32,589	19,241
Less general partner interest in net income	(444)									(640)
Limited partner interest in net income	21,786									31,420
Net income per limited partner unit - basic (in dollars per unit)	$ 0.63	$ 0.57	$ 0.34										$ 0.91
Net income per limited partner unit - diluted (in dollars per unit)	$ 0.63	$ 0.57	$ 0.34										$ 0.9
Limited partner units outstanding - basic (in shares)	34,679									34,679			34,679
Limited partner units outstanding - diluted (in shares)	34,768									34,734			34,734
Post IPO Member
Operating expenses:
Net income										32,060	[1]		32,060	[1]
Calculation of Limited Partner Interest in Net Income:
Net income										32,060	[1]		32,060	[1]
Less general partner interest in net income										(640)			(640)
Limited partner interest in net income										$ 31,420			$ 31,420

[1]	Presented for the post-initial public offering (IPO) period only. Reflects general and limited partner interest in net income from and after the closing of the Company's IPO on July 2, 2012. See Note 1 of Notes to the Consolidated Financial Statements.